Investments - Summary of Net Assets (Details) - EBP 022 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Total investments at fair value	$ 1,023,495,368	$ 899,410,754
Plan's interest in master trust	73.00%	74.00%
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	$ 1,383,992,306	$ 1,209,391,772
Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	681,459,280	611,412,373
Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments at fair value	452,989,632	385,843,440
Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments at fair value	151,624,798	140,662,433
Master Trust Balances | Corporate common stock
EBP, Master Trust [Line Items]
Total investments at fair value	93,113,165	68,021,722
Master Trust Balances | Cash
EBP, Master Trust [Line Items]
Total investments at fair value	4,805,431	3,451,804
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments at fair value	1,011,335,032	890,465,708
Plan's Interest in Master Trust Balances | Common collective trusts
EBP, Master Trust [Line Items]
Total investments at fair value	488,205,426	436,969,150
Plan's Interest in Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments at fair value	353,919,826	308,457,426
Plan's Interest in Master Trust Balances | Pooled separate accounts
EBP, Master Trust [Line Items]
Total investments at fair value	108,253,247	103,333,576
Plan's Interest in Master Trust Balances | Corporate common stock
EBP, Master Trust [Line Items]
Total investments at fair value	57,940,871	39,494,063
Plan's Interest in Master Trust Balances | Cash
EBP, Master Trust [Line Items]
Total investments at fair value	$ 3,015,662	$ 2,211,493